Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of revenue from operating activities
Cash receipts from sales of goods and rendering of services		$ 2,044,746	$ 2,284,514	$ 2,082,366
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		2,925	2,140	2,967
Proceeds from leases		361	0	0
Classes of Payments
Cash payments to suppliers for the provision of goods and services		(1,284,204)	(1,226,091)	(842,079)
Cash payments to and on behalf of employees		(195,782)	(205,590)	(227,103)
Payments relating to variable leases		(1,037)	0	0
Other payments related to operating activities		(25,218)	(21,240)	(65,444)
Net cash generated from operating activities		541,791	833,733	950,707
Dividends received		14,449	8,815	2,091
Interest paid		(70,963)	(59,565)	(51,335)
Interest paid on leases liabilities		(1,537)	0	0
Interest received		25,809	22,533	13,499
Income taxes paid		(173,319)	(240,115)	(148,568)
Other income (outflows) of cash	[1]	90,741	(40,562)	(8,122)
Net cash generated from operating activities		426,971	524,839	758,272
Cash flows generated from (used in) investing activities
Cash flows arising from the loss of control of subsidiaries and other businesses		994	68,988	0
Payments made to acquire interest in joint ventures		(2,600)	(19,989)	(38,088)
Proceeds from the sale of property, plant and equipment		487	61	229
Acquisition of property, plant and equipment		(321,324)	(244,693)	(142,144)
Proceeds from sales of intangible assets		28,126	14,056	8,640
Proceeds (payments) related to futures, forward options and swap contracts		1,403	(204)	78
Purchases of intangible assets		(2,492)	(74,374)	0
Other (outflows) income of cash	[2]	(190,065)	69,151	(76,782)
Net cash generated from (used in) investing activities		(485,471)	(187,004)	(248,067)
Cash flows generated from (used in) financing activities
Repayment of lease liabilities		(7,221)	0	0
Proceeds from long-term borrowings		450,000	256,039	0
Proceeds from short-term borrowings		0	120,000	143,000
Repayment of borrowings		(7,096)	(213,000)	(180,987)
Dividends paid		(329,787)	(550,352)	(373,933)
Net cash generated from (used in) financing activities		105,896	(387,313)	(411,920)
Net increase (decrease) in cash and cash equivalents before the effect of exchange rate changes		47,396	(49,478)	98,285
Effects of exchange rate changes on cash and cash equivalents		(14,932)	(24,894)	17,484
Net increase (decrease) in cash and cash equivalents		32,464	(74,372)	115,769
Cash and cash equivalents at beginning of year		556,066	630,438	514,669
Cash and cash equivalents at end of year		$ 588,530	$ 556,066	$ 630,438

[1]	Other inflows (outflows) of cash from operating activities include increases (decreases) net of value added tax. Banking expenses, expenses associated with obtaining loans and taxes associated with interest payments.
[2]	Other inflows (outflows) of cash include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.